Short-Term Borrowings (Details) - Schedule of short-term borrowings - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of short-term borrowings [Abstract]
Short-term borrowings from financial institutions	$ 4,777,301	$ 4,078,425
Short-term borrowing from third-party individual		108,503
Government loan	1,449,864	1,569,218
Total	$ 6,227,165	$ 5,756,146